UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10635

Name of Fund: BlackRock Strategic Bond Trust (BHD)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Strategic Bond Trust, 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31

Date of reporting period: 07/01/2012 – 06/30/2013

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-10635
Reporting Period: 07/01/2012 - 06/30/2013
BlackRock Strategic Bond Trust

======================== BlackRock Strategic Bond Trust ========================

LEAR CORPORATION

Ticker:       LEA            Security ID:  521865204
Meeting Date: MAY 16, 2013   Meeting Type: Annual
Record Date:  MAR 21, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Thomas P. Capo           For       For          Management
1.2   Elect Director Jonathan F. Foster       For       For          Management
1.3   Elect Director Kathleen A. Ligocki      For       For          Management
1.4   Elect Director Conrad L. Mallett, Jr.   For       For          Management
1.5   Elect Director Donald L. Runkle         For       For          Management
1.6   Elect Director Matthew J. Simoncini     For       For          Management
1.7   Elect Director Gregory C. Smith         For       For          Management
1.8   Elect Director Henry D. G. Wallace      For       For          Management
2     Ratify Auditors                         For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation

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MPG OFFICE TRUST, INC.

Ticker:       MPG            Security ID:  553274200
Meeting Date: JUL 27, 2012   Meeting Type: Annual
Record Date:  MAY 24, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Robert M. Deutschman     For       For          Management
1.2   Elect Director Edward J. Ratinoff       For       For          Management

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Strategic Bond Trust

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Strategic Bond Trust

Date: August 27, 2013